Third Quarter Report
January 31, 2024 (Unaudited)
Multi-Manager Directional Alternative Strategies Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Multi-Manager Directional Alternative Strategies Fund, January 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 66.8%
Issuer	Shares	Value ($)
Communication Services 5.3%
Diversified Telecommunication Services 0.2%
Deutsche Telekom AG, Registered Shares	16,851	413,656
Entertainment 0.7%
Live Nation Entertainment, Inc.(a),(b)	6,230	553,536
Sphere Entertainment Co.(a),(b)	2,798	98,993
Take-Two Interactive Software, Inc.(a)	4,766	786,056
Vivid Seats, Inc., Class A(a)	34,150	196,021
Warner Bros Discovery, Inc.(a)	26,484	265,370
Total		1,899,976
Interactive Media & Services 2.3%
Alphabet, Inc., Class A(a),(b)	18,633	2,610,483
Alphabet, Inc., Class C(a),(b)	10,863	1,540,373
Cars.com, Inc.(a)	26,746	466,183
Match Group, Inc.(a)	7,622	292,532
Meta Platforms, Inc., Class A(a),(b)	3,261	1,272,247
Total		6,181,818
Media 1.4%
Comcast Corp., Class A(b)	15,567	724,488
Fox Corp., Class A(b)	30,076	971,455
Fox Corp., Class B(b)	11,024	330,830
Informa PLC	51,908	509,817
Interpublic Group of Companies, Inc. (The)(b)	12,583	415,113
Nexstar Media Group, Inc., Class A(b)	2,331	414,242
TEGNA, Inc.	29,577	461,106
Total		3,827,051
Wireless Telecommunication Services 0.7%
T-Mobile US, Inc.(b)	4,933	795,347
Vodafone Group PLC	1,434,670	1,219,673
Total		2,015,020
Total Communication Services		14,337,521
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Discretionary 5.7%
Automobiles 0.9%
Ford Motor Co.(b)	42,950	503,374
General Motors Co.(b)	23,915	927,902
Mazda Motor Corp.	59,300	718,921
Stellantis NV	8,767	193,108
Volkswagen AG	162	22,871
Volvo Car AB, Class B(a)	44,577	116,212
Total		2,482,388
Broadline Retail 0.2%
Amazon.com, Inc.(a),(b)	694	107,709
eBay, Inc.(b)	11,088	455,384
Total		563,093
Distributors 0.3%
Genuine Parts Co.(b)	3,423	480,007
LKQ Corp.(b)	6,113	285,294
Total		765,301
Diversified Consumer Services 0.2%
frontdoor, Inc.(a)	17,781	582,506
Hotels, Restaurants & Leisure 2.1%
Booking Holdings, Inc.(a),(b)	411	1,441,570
Boyd Gaming Corp.	9,522	604,552
Entain PLC	28,839	351,271
Flutter Entertainment PLC(a)	3,249	666,877
Genting Singapore Ltd.	546,100	410,124
MGM Resorts International(a)	14,932	647,601
Restaurant Brands International, Inc.	9,029	704,984
Wyndham Hotels & Resorts, Inc.	6,799	529,846
Wynn Macau Ltd.(a)	429,600	323,407
Total		5,680,232

Multi-Manager Directional Alternative Strategies Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Durables 1.1%
D.R. Horton, Inc.(b)	3,974	567,924
Dream Finders Homes, Inc., Class A(a),(b)	10,107	332,217
Lennar Corp., Class A(b)	2,424	363,237
PulteGroup, Inc.(b)	10,847	1,134,162
Tempur Sealy International, Inc.(b)	10,402	518,956
Total		2,916,496
Specialty Retail 0.6%
AutoZone, Inc.(a)	167	461,276
Best Buy Co., Inc.(b)	2,264	164,117
Ross Stores, Inc.	4,096	574,587
TJX Companies, Inc. (The)	6,001	569,555
Total		1,769,535
Textiles, Apparel & Luxury Goods 0.3%
Capri Holdings Ltd.(a)	4,945	241,019
Crocs, Inc.(a)	1,979	200,829
Swatch Group AG (The), Registered Shares	6,572	299,020
Total		740,868
Total Consumer Discretionary		15,500,419
Consumer Staples 4.9%
Beverages 1.1%
Carlsberg AS, Class B	1,773	228,127
Coca-Cola Europacific Partners PLC(b)	8,801	606,389
Constellation Brands, Inc., Class A	1,104	270,568
Keurig Dr. Pepper, Inc.(b)	12,958	407,400
Molson Coors Beverage Co., Class B(b)	23,009	1,421,726
Total		2,934,210
Consumer Staples Distribution & Retail 1.3%
Albertsons Companies, Inc., Class A	20,981	445,217
Andersons, Inc. (The)(b)	978	51,551
Costco Wholesale Corp.(b)	433	300,883
Empire Co., Ltd., Class A	29,000	751,504
U.S. Foods Holding Corp.(a),(b)	11,557	531,738
Walgreens Boots Alliance, Inc.(b)	39,639	894,652
Walmart, Inc.	3,145	519,711
Total		3,495,256
Common Stocks (continued)
Issuer	Shares	Value ($)
Food Products 0.4%
Bunge Global SA(b)	138	12,156
Campbell Soup Co.(b)	11,466	511,728
JM Smucker Co. (The)(b)	103	13,550
Kraft Heinz Co. (The)(b)	3,088	114,657
Nomad Foods Ltd.(a)	21,021	378,168
Wilmar International Ltd.	71,600	175,326
Total		1,205,585
Household Products 1.0%
Clorox Co. (The)(b)	3,638	528,419
Essity AB, Class B	11,270	264,657
Kimberly-Clark Corp.(b)	15,029	1,818,058
Total		2,611,134
Personal Care Products 0.2%
Unilever PLC	8,967	436,337
Tobacco 0.9%
Altria Group, Inc.(b)	42,441	1,702,733
Philip Morris International, Inc.(b)	7,991	725,982
Total		2,428,715
Total Consumer Staples		13,111,237
Energy 4.1%
Energy Equipment & Services 1.3%
Halliburton Co.(b)	6,531	232,830
Noble Corp PLC	14,127	623,424
NOV, Inc.	25,804	503,436
Schlumberger NV	19,044	927,443
Technip Energies NV	14,253	295,045
Tidewater, Inc.(a)	6,857	460,722
Weatherford International PLC(a)	5,496	492,167
Total		3,535,067
Oil, Gas & Consumable Fuels 2.8%
BP PLC, ADR	17,210	604,071
Canadian Natural Resources Ltd.	5,585	357,384
Cenovus Energy, Inc.	35,491	574,244
Chevron Corp.(b)	1,533	226,010
Coterra Energy, Inc.(b)	737	18,337
Dorian LPG Ltd.(b)	4,678	175,144
ENEOS Holdings, Inc.	216,600	874,751
Multi-Manager Directional Alternative Strategies Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Exxon Mobil Corp.(b)	5,493	564,735
Idemitsu Kosan Co., Ltd.	6,000	33,318
Imperial Oil Ltd.	9,200	530,671
Inpex Corp.	8,800	119,614
Kosmos Energy Ltd.(a),(b)	53,060	321,544
Marathon Petroleum Corp.(b)	4,925	815,580
MEG Energy Corp.(a)	16,807	317,776
Peabody Energy Corp.	15,474	413,156
Phillips 66(b)	6,510	939,458
Shell PLC, ADR	9,411	592,046
Spartan Delta Corp.	17,500	40,481
Vertex Energy, Inc.(a),(b)	4,432	6,471
Total		7,524,791
Total Energy		11,059,858
Financials 10.3%
Banks 5.8%
AIB Group PLC	44,946	197,422
Banca Monte dei Paschi di Siena SpA(a)	55,589	195,103
Banca Popolare dell’Emilia Romagna SC	147,034	530,331
Bank of America Corp.(b)	43,915	1,493,549
Bank of Georgia Group PLC	1,474	70,891
Bankinter SA	21,265	131,293
Barclays Bank PLC	532,955	990,405
Bendigo & Adelaide Bank Ltd.	1,992	12,727
Commerzbank AG	15,071	173,069
Danske Bank A/S	14,858	398,959
DBS Group Holdings Ltd.	6,400	151,586
East West Bancorp, Inc.(b)	8,889	647,208
Fifth Third Bancorp(b)	14,053	481,175
First Citizens BancShares Inc., Class A(b)	13	19,630
Hana Financial Group, Inc.	5,697	203,710
HSBC Holdings PLC	47,544	371,209
Huntington Bancshares, Inc.(b)	59,712	760,134
ING Groep NV	37,694	535,574
Intesa Sanpaolo SpA	352,428	1,085,935
JPMorgan Chase & Co.(b)	10,503	1,831,303
Mitsubishi UFJ Financial Group, Inc.	34,200	320,336
Mizuho Financial Group, Inc.	47,600	864,491
NatWest Group PLC	84,799	239,314
Common Stocks (continued)
Issuer	Shares	Value ($)
New York Community Bancorp, Inc.(b)	74,064	479,194
Nordea Bank Abp	45,311	558,408
Standard Chartered PLC	43,747	330,620
Sumitomo Mitsui Financial Group, Inc.	4,100	213,255
Tokyo Kiraboshi Financial Group, Inc.	8,100	236,936
United Overseas Bank Ltd.	12,500	263,482
Wells Fargo & Co.(b)	34,394	1,725,891
Total		15,513,140
Capital Markets 0.9%
Bank of New York Mellon Corp. (The)(b)	17,086	947,590
Charles Schwab Corp. (The)	3,912	246,143
Deutsche Bank AG, Registered Shares	12,056	155,736
Evercore, Inc., Class A(b)	1,688	289,880
Goldman Sachs Group, Inc. (The)	588	225,798
Morgan Stanley	6,529	569,590
Total		2,434,737
Consumer Finance 0.6%
American Express Co.	2,481	498,036
Discover Financial Services	5,715	603,047
SLM Corp.(b)	12,299	244,504
Synchrony Financial(b)	2,702	105,027
Total		1,450,614
Financial Services 1.0%
A-Mark Precious Metals, Inc.(b)	16,834	454,013
Berkshire Hathaway, Inc., Class B(a),(b)	2,330	894,114
Fiserv, Inc.(a)	1,589	225,431
FleetCor Technologies, Inc.(a)	1,582	458,669
Global Payments, Inc.(b)	2,643	352,127
Groupe Bruxelles Lambert NV	3,452	261,695
Helia Group Ltd.	45,433	146,095
Total		2,792,144
Insurance 2.0%
Aon PLC, Class A	2,242	669,080
Arthur J Gallagher & Co.	1,839	426,942
Beazley PLC	44,562	306,746
BRP Group, Inc., Class A(a)	7,644	171,531
Chubb Ltd.	2,172	532,140
Everest Group Ltd.	1,008	388,050

Multi-Manager Directional Alternative Strategies Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
James River Group Holdings Ltd.(b)	3,082	29,495
Markel Group, Inc.(a)	261	390,829
Power Corp. of Canada	14,600	425,582
Progressive Corp. (The)	3,420	609,615
RenaissanceRe Holdings Ltd.	2,163	494,959
Ryan Specialty Holdings, Inc., Class A(a)	4,355	188,659
Travelers Companies, Inc. (The)	1,693	357,832
White Mountains Insurance Group Ltd.	176	277,371
WR Berkley Corp.	2,728	223,369
Total		5,492,200
Total Financials		27,682,835
Health Care 8.5%
Biotechnology 2.2%
AbbVie, Inc.(b)	7,679	1,262,428
Alkermes PLC(a),(b)	16,818	454,927
Amgen, Inc.(b)	3,370	1,059,056
Arcturus Therapeutics Holdings, Inc.(a),(b)	10,852	357,790
Gilead Sciences, Inc.(b)	13,254	1,037,258
Incyte Corp.(a),(b)	19,957	1,172,873
Vertex Pharmaceuticals, Inc.(a),(b)	1,756	761,015
Total		6,105,347
Health Care Equipment & Supplies 0.7%
Abbott Laboratories(b)	8,577	970,488
Boston Scientific Corp.(a)	3,930	248,612
Envista Holdings Corp.(a),(b)	1,821	42,794
GE HealthCare Technologies, Inc.	297	21,788
Medtronic PLC(b)	2,208	193,288
Stryker Corp.	286	95,947
Zimmer Biomet Holdings, Inc.	3,430	430,808
Total		2,003,725
Health Care Providers & Services 3.5%
AdaptHealth Corp.(a),(b)	25,912	187,085
AMN Healthcare Services, Inc.(a)	5,528	409,127
Cencora, Inc.	2,101	488,861
Centene Corp.(a),(b)	10,265	773,057
Cigna Group (The)(b)	5,356	1,611,888
CVS Health Corp.(b)	24,596	1,829,204
Elevance Health, Inc.(b)	1,162	573,377
Common Stocks (continued)
Issuer	Shares	Value ($)
HCA Healthcare, Inc.	1,362	415,274
Henry Schein, Inc.(a)	2,032	152,075
Humana, Inc.(b)	1,444	545,919
Korian SA	46,026	116,314
McKesson Corp.	685	342,425
Molina Healthcare, Inc.(a)	378	134,734
R1 RCM, Inc.(a)	7,283	74,578
UnitedHealth Group, Inc.	3,365	1,722,005
Total		9,375,923
Life Sciences Tools & Services 0.5%
Avantor, Inc.(a),(b)	18,688	429,637
Fortrea Holdings, Inc.(a)	13,476	417,217
ICON PLC(a)	993	259,044
IQVIA Holdings, Inc.(a)	476	99,117
Thermo Fisher Scientific, Inc.	125	67,373
Total		1,272,388
Pharmaceuticals 1.6%
AstraZeneca PLC	1,807	239,566
Bristol-Myers Squibb Co.(b)	38,669	1,889,754
Johnson & Johnson	2,972	472,251
Merck & Co., Inc.	569	68,724
Novo Nordisk A/S	9,479	1,083,492
Pfizer, Inc.	719	19,470
Sanofi SA	3,592	359,723
Viatris, Inc.(b)	10,917	128,493
Total		4,261,473
Total Health Care		23,018,856
Industrials 12.6%
Aerospace & Defense 1.9%
Airbus Group SE	3,231	514,653
Boeing Co. (The)(a),(b)	2,204	465,132
BWX Technologies, Inc.	5,258	428,422
Curtiss-Wright Corp.	2,384	530,607
General Dynamics Corp.	2,060	545,880
Hexcel Corp.	3,342	221,875
Howmet Aerospace, Inc.(b)	14,339	806,712
Lockheed Martin Corp.(b)	1,430	614,056
Multi-Manager Directional Alternative Strategies Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
RTX Corp.	3,052	278,098
Textron, Inc.	7,337	621,517
Total		5,026,952
Air Freight & Logistics 0.7%
FedEx Corp.(b)	7,616	1,837,665
Building Products 1.5%
Advanced Drainage Systems, Inc.	3,954	515,681
Allegion PLC	4,068	503,985
Builders FirstSource, Inc.(a),(b)	7,669	1,332,335
Carlisle Companies, Inc.	709	222,810
Carrier Global Corp.(b)	771	42,181
Johnson Controls International PLC(b)	5,375	283,209
Masco Corp.	5,431	365,452
Owens Corning(b)	6,021	912,362
Total		4,178,015
Commercial Services & Supplies 0.5%
Brink’s Co. (The)	5,314	429,584
Clean Harbors, Inc.(a)	3,780	634,889
Mitie Group PLC	27,034	35,425
Securitas AB	30,608	297,328
Total		1,397,226
Construction & Engineering 0.5%
Aecon Group, Inc.	9,900	101,765
Eiffage SA	3,735	390,794
Valmont Industries, Inc.	1,379	311,254
WillScot Mobile Mini Holdings Corp.(a)	9,545	451,478
Total		1,255,291
Electrical Equipment 1.1%
Acuity Brands, Inc.	1,632	388,677
AMETEK, Inc.	4,675	757,584
Atkore, Inc.(a)	3,081	469,945
Eaton Corp. PLC	1,954	480,840
NEXTracker, Inc., Class A(a)	5,537	250,660
nVent Electric PLC	9,277	556,991
Sensata Technologies Holding	4,338	156,906
Total		3,061,603
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrial Conglomerates 0.9%
CK Hutchison Holdings Ltd.	214,500	1,107,854
General Electric Co.(b)	629	83,292
Jardine Cycle & Carriage Ltd.	10,900	210,327
Jardine Matheson Holdings Ltd.	8,700	349,341
Siemens AG, Registered Shares	3,186	570,370
Total		2,321,184
Machinery 2.8%
Allison Transmission Holdings, Inc.	8,535	516,709
Alstom SA	43,726	551,403
Andritz AG	6,831	420,533
CNH Industrial NV(b)	82,600	991,200
Daimler Truck Holding AG	8,458	302,265
Dover Corp.	3,455	517,490
Fortive Corp.	4,659	364,241
Hitachi Construction Machine Co., Ltd.	23,700	672,427
Hyster-Yale Materials Handling, Inc.(b)	302	19,847
Komatsu Ltd.	48,500	1,379,823
Otis Worldwide Corp.	6,737	595,820
PACCAR, Inc.(b)	885	88,845
Parker-Hannifin Corp.	684	317,718
Volvo AB	4,236	104,143
Westinghouse Air Brake Technologies Corp.(b)	4,886	642,851
Total		7,485,315
Marine Transportation 0.0%
AP Moller - Maersk A/S, Class B	10	18,438
Passenger Airlines 0.0%
Ryanair Holdings PLC, ADR	900	120,240
Professional Services 1.4%
Adecco Group AG, Registered Shares	14,478	626,073
Concentrix Corp.	3,978	353,525
FTI Consulting, Inc.(a),(b)	1,562	299,295
Huron Consulting Group, Inc.(a)	2,098	217,206
Jacobs Solutions, Inc.	4,275	576,142
Leidos Holdings, Inc.	3,139	346,765
Science Applications International Corp.	2,662	339,831

Multi-Manager Directional Alternative Strategies Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
SS&C Technologies Holdings, Inc.	9,764	595,799
TriNet Group, Inc.(a)	2,826	321,316
Total		3,675,952
Trading Companies & Distributors 1.3%
Beacon Roofing Supply, Inc.(a)	5,470	453,408
Ferguson PLC(b)	2,702	507,598
Mitsubishi Corp.	35,100	604,947
Mitsui & Co., Ltd.	15,800	640,805
Toyota Tsusho Corp.	12,800	838,802
WESCO International, Inc.(b)	2,976	516,395
Total		3,561,955
Total Industrials		33,939,836
Information Technology 9.3%
Communications Equipment 0.7%
Cisco Systems, Inc.(b)	37,991	1,906,388
Electronic Equipment, Instruments & Components 1.3%
Arrow Electronics, Inc.(a),(b)	2,220	246,753
CDW Corp.(b)	2,255	511,253
Celestica, Inc.(a)	16,061	551,856
Flex Ltd.(a)	31,793	754,766
Jabil, Inc.(b)	8,289	1,038,529
Zebra Technologies Corp., Class A(a)	1,776	425,441
Total		3,528,598
IT Services 0.4%
Capgemini SE	3,089	686,751
Cognizant Technology Solutions Corp., Class A	4,522	348,736
Total		1,035,487
Semiconductors & Semiconductor Equipment 3.0%
Advanced Micro Devices, Inc.(a)	4,568	766,008
Applied Materials, Inc.	3,474	570,778
Axcelis Technologies, Inc.(a),(b)	2,897	376,755
Broadcom, Inc.(b)	1,406	1,659,080
Lam Research Corp.	815	672,514
Microchip Technology, Inc.	7,337	624,966
Micron Technology, Inc.	5,785	496,064
NVIDIA Corp.(b)	2,707	1,665,536
NXP Semiconductors NV	1,883	396,503
QUALCOMM, Inc.(b)	1,300	193,063
Common Stocks (continued)
Issuer	Shares	Value ($)
Shibaura Mechatronics Corp.	7,500	355,269
Teradyne, Inc.	2,836	273,929
Total		8,050,465
Software 2.6%
Adeia, Inc.	55,012	667,846
Adobe, Inc.(a),(b)	1,490	920,492
AppLovin Corp.(a),(b)	6,510	267,756
Check Point Software Technologies Ltd.(a),(b)	5,026	798,782
Gen Digital, Inc.(b)	27,669	649,668
Microsoft Corp.(b)	3,264	1,297,701
NiCE Ltd., ADR(a)	3,050	634,705
Oracle Corp.(b)	8,923	996,699
Sprinklr, Inc., Class A(a),(b)	2,731	34,083
Zoom Video Communications, Inc., Class A(a),(b)	12,817	828,107
Total		7,095,839
Technology Hardware, Storage & Peripherals 1.3%
Apple, Inc.(b)	8,120	1,497,328
Dell Technologies, Inc.	12,769	1,058,295
NetApp, Inc.	1,838	160,274
Samsung Electronics Co., Ltd.	10,906	592,597
Xerox Holdings Corp.(b)	941	17,371
Total		3,325,865
Total Information Technology		24,942,642
Materials 2.0%
Chemicals 0.2%
DuPont de Nemours, Inc.(b)	3,355	207,339
FMC Corp.	8,056	452,747
Total		660,086
Construction Materials 0.8%
CRH PLC	6,227	446,849
Heidelberg Materials AG	15,730	1,452,579
Holcim AG, Registered Shares(a)	2,211	168,874
Total		2,068,302
Containers & Packaging 0.2%
International Paper Co.(b)	12,831	459,735
Multi-Manager Directional Alternative Strategies Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Metals & Mining 0.8%
Dundee Precious Metals, Inc.	17,900	114,633
Hudbay Minerals, Inc.	36,529	202,961
IAMGOLD Corp.(a)	28,800	68,548
Olympic Steel, Inc.(b)	1,476	99,748
Rio Tinto Ltd.	15,561	1,338,984
Teck Resources Ltd., Class B	9,256	370,333
Torex Gold Resources, Inc.(a)	6,400	65,740
Total		2,260,947
Total Materials		5,449,070
Real Estate 1.1%
Hotel & Resort REITs 0.1%
Host Hotels & Resorts, Inc.(b)	6,494	124,815
Industrial REITs 0.1%
Americold Realty Trust, Inc.(b)	9,525	261,938
Real Estate Management & Development 0.2%
New World Development Co., Ltd.	536,000	656,950
Residential REITs 0.2%
Equity LifeStyle Properties, Inc.	1,642	111,147
Essex Property Trust, Inc.	1,750	408,222
Total		519,369
Retail REITs 0.2%
Kimco Realty Corp.	17,626	356,045
Regency Centers Corp.(b)	4,120	258,201
Total		614,246
Specialized REITs 0.3%
Equinix, Inc.(b)	65	53,935
Lamar Advertising Co., Class A(b)	3,201	335,081
VICI Properties, Inc.(b)	12,087	364,060
Total		753,076
Total Real Estate		2,930,394
Utilities 3.0%
Electric Utilities 2.5%
American Electric Power Co., Inc.(b)	6,608	516,349
Chubu Electric Power Co., Inc.	119,900	1,555,426
Enel SpA	60,286	411,354
Eversource Energy(b)	6,269	339,905
Common Stocks (continued)
Issuer	Shares	Value ($)
FirstEnergy Corp.	14,355	526,541
Kansai Electric Power Co., Inc. (The)	101,400	1,383,313
OGE Energy Corp.	14,761	490,656
PPL Corp.	21,841	572,234
Scottish & Southern Energy PLC	16,392	349,116
Southern Co. (The)	7,353	511,180
Total		6,656,074
Gas Utilities 0.0%
New Jersey Resources Corp.	3,064	125,103
Independent Power and Renewable Electricity Producers 0.0%
Clearway Energy, Inc., Class A(b)	1,530	34,364
Multi-Utilities 0.5%
CenterPoint Energy, Inc.	19,311	539,549
Centrica PLC	7,591	13,285
Consolidated Edison, Inc.(b)	1,430	129,987
NiSource, Inc.	21,997	571,262
Total		1,254,083
Total Utilities		8,069,624
Total Common Stocks (Cost $150,683,543)		180,042,292

Exchange-Traded Equity Funds 16.2%
	Shares	Value ($)
U.S. Large Cap 16.2%
iShares Core S&P 500 ETF	90,055	43,694,686
Total Exchange-Traded Equity Funds (Cost $40,818,888)		43,694,686

Preferred Stocks 0.1%
Issuer	Shares	Value ($)
Consumer Discretionary 0.1%
Automobiles 0.1%
BMW AG	1,736	169,625
Volkswagen AG	260	33,440
Total		203,065
Total Consumer Discretionary		203,065

Multi-Manager Directional Alternative Strategies Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2024 (Unaudited)
Preferred Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 0.0%
Household Products 0.0%
Henkel AG & Co. KGaA	173	13,262
Total Consumer Staples		13,262
Total Preferred Stocks (Cost $194,848)		216,327

Warrants —%
Issuer	Shares	Value ($)
Information Technology —%
Software —%
Constellation Software, Inc.(a),(c),(d)	100	—
Total Information Technology		—
Total Warrants (Cost $—)		—

Money Market Funds 18.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.541%(e),(f)	48,869,026	48,859,252
Total Money Market Funds (Cost $48,850,172)		48,859,252
Total Investments (Cost $240,547,451)		272,812,557

Investments in Securities Sold Short

Common Stocks (23.9)%
Issuer	Shares	Value ($)
Communication Services (1.7)%
Diversified Telecommunication Services (0.4)%
Cellnex Telecom SA	(9,445)	(363,419)
Globalstar, Inc.(a)	(12,138)	(19,299)
Infrastrutture Wireless Italiane SpA	(708)	(8,561)
JTOWER, Inc.(a)	(7,700)	(237,214)
Liberty Global Ltd., Class C(a)	(16,997)	(355,917)
Total		(984,410)
Entertainment (0.4)%
Lions Gate Entertainment Corp.(a)	(26,962)	(281,214)
Roblox Corp. Class A(a)	(24,827)	(963,536)
Total		(1,244,750)

Common Stocks (continued)
Issuer	Shares	Value ($)
Interactive Media & Services (0.1)%
Angi, Inc.(a)	(43,572)	(103,265)
Rumble, Inc.(a)	(10,582)	(72,487)
Snap, Inc.(a)	(2,128)	(33,814)
Total		(209,566)
Media (0.4)%
Clear Channel Outdoor Holdings, Inc.(a)	(198,531)	(341,473)
Dentsu, Inc.	(7,600)	(201,714)
Fox Corp., Class A	(5,336)	(172,353)
Septeni Holdings Co., Ltd.	(23,900)	(80,024)
Trade Desk, Inc. (The)(a)	(2,607)	(178,397)
ViacomCBS, Inc., Class B	(17,724)	(258,593)
Total		(1,232,554)
Wireless Telecommunication Services (0.4)%
SoftBank Corp.	(23,200)	(1,001,559)
Total Communication Services		(4,672,839)
Consumer Discretionary (3.7)%
Automobile Components (0.8)%
Koito Manufacturing Co., Ltd.	(1,100)	(16,840)
Luminar Technologies, Inc.(a)	(99,481)	(270,589)
Mobileye Global, Inc., Class A(a)	(6,036)	(156,091)
Nokian Renkaat OYJ	(70,131)	(632,044)
QuantumScape Corp.(a)	(130,662)	(889,808)
Solid Power, Inc.(a)	(64,915)	(105,162)
Total		(2,070,534)
Automobiles (0.3)%
Lucid Group, Inc.(a)	(86,965)	(293,941)
Rivian Automotive, Inc.(a)	(41,441)	(634,462)
Total		(928,403)
Broadline Retail (0.1)%
B&M European Value Retail SA	(25,689)	(168,358)
Rakuten Group, Inc.	(31,100)	(136,615)
Total		(304,973)
Diversified Consumer Services (0.1)%
OneSpaWorld Holdings Ltd.(a)	(16,555)	(225,645)
Multi-Manager Directional Alternative Strategies Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2024 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Hotels, Restaurants & Leisure (1.2)%
Accor SA	(7,010)	(276,850)
Cheesecake Factory, Inc. (The)	(4,219)	(145,007)
Choice Hotels International, Inc.	(3,278)	(397,031)
GVC Holdings PLC	(52,872)	(644,002)
Hyatt Hotels Corp., Class A	(2,095)	(268,935)
Krispy Kreme, Inc.	(13,819)	(183,655)
Life Time Group Holdings, Inc.(a)	(11,556)	(153,695)
Marriott Vacations Worldwide Corp.	(1,824)	(153,015)
Playa Hotels & Resorts NV(a)	(29,944)	(248,535)
Portillo’s, Inc., Class A(a)	(5,418)	(74,443)
Sabre Corp.(a)	(71,213)	(291,973)
SJM Holdings Ltd.(a)	(1,160,000)	(325,994)
Soho House & Co., Inc., Class A(a)	(31,386)	(193,024)
Total		(3,356,159)
Household Durables (0.3)%
KB Home	(5,238)	(312,132)
LGI Homes, Inc.(a)	(4,151)	(489,860)
Total		(801,992)
Leisure Products (0.1)%
Acushnet Holdings Corp.	(3,629)	(229,861)
Specialty Retail (0.6)%
Dick’s Sporting Goods, Inc.	(2,372)	(353,594)
Five Below, Inc.(a)	(1,367)	(245,322)
Floor & Decor Holdings, Inc., Class A(a)	(4,761)	(478,766)
Lowe’s Companies, Inc.	(1,051)	(223,695)
Tractor Supply Co.	(1,206)	(270,867)
Total		(1,572,244)
Textiles, Apparel & Luxury Goods (0.2)%
Figs, Inc.(a)	(25,303)	(145,745)
NIKE, Inc., Class B	(1,813)	(184,074)
Salvatore Ferragamo SpA	(6,579)	(83,913)
Total		(413,732)
Total Consumer Discretionary		(9,903,543)

Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples (1.3)%
Beverages (0.4)%
Davide Campari-Milano NV	(21,138)	(214,154)
Duckhorn Portfolio, Inc. (The)(a)	(20,108)	(173,532)
National Beverage Corp.(a)	(8,679)	(401,317)
Treasury Wine Estates Ltd.	(30,299)	(212,460)
Total		(1,001,463)
Consumer Staples Distribution & Retail (0.1)%
Ocado Group PLC(a)	(4,318)	(29,578)
Sprouts Farmers Market, Inc.(a)	(4,055)	(204,250)
Total		(233,828)
Food Products (0.5)%
Freshpet, Inc.(a)	(6,552)	(564,127)
Hormel Foods Corp.	(11,706)	(355,511)
McCormick & Co., Inc.	(4,996)	(340,528)
TreeHouse Foods, Inc.(a)	(6,070)	(255,547)
Total		(1,515,713)
Household Products (0.3)%
Kimberly-Clark Corp.	(4,089)	(494,646)
WD-40 Co.	(977)	(253,024)
Total		(747,670)
Total Consumer Staples		(3,498,674)
Energy (1.3)%
Oil, Gas & Consumable Fuels (1.3)%
CVR Energy, Inc.	(10,063)	(339,425)
Matador Resources Co.	(6,967)	(382,419)
NexGen Energy Ltd.(a)	(58,100)	(445,111)
NextDecade Corp.(a)	(84,786)	(431,561)
Occidental Petroleum Corp.	(13,161)	(757,679)
Permian Resources Corp.	(23,442)	(315,998)
Targa Resources Corp.	(5,524)	(469,319)
Uranium Energy Corp.(a)	(42,061)	(321,346)
Total		(3,462,858)
Total Energy		(3,462,858)

Multi-Manager Directional Alternative Strategies Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2024 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Financials (4.6)%
Banks (2.3)%
Aozora Bank Ltd.	(20,100)	(441,856)
Bank of Hawaii Corp.	(9,942)	(628,633)
Commerce Bancshares, Inc.	(13,451)	(701,066)
Commonwealth Bank of Australia	(12,698)	(968,279)
Community Bank System, Inc.	(12,636)	(578,350)
Cullen/Frost Bankers, Inc.	(2,901)	(307,854)
CVB Financial Corp.	(5,440)	(91,229)
First Financial Bankshares, Inc.	(23,681)	(739,557)
Glacier Bancorp, Inc.	(17,827)	(689,192)
Hang Seng Bank Ltd.	(49,200)	(512,180)
Texas Capital Bancshares, Inc.(a)	(3,837)	(234,057)
United Bankshares, Inc.	(7,676)	(275,184)
Total		(6,167,437)
Capital Markets (1.0)%
AJ Bell PLC	(70,045)	(280,862)
Ashmore Group PLC	(160,191)	(430,787)
Avanza Bank Holding AB	(11,029)	(221,545)
Deutsche Bank AG	(21,805)	(281,671)
EQT AB	(16,912)	(454,123)
Moelis & Co., Class A	(4,582)	(251,873)
Moody’s Corp.	(369)	(144,663)
Onex Corp.	(1,600)	(118,139)
T Rowe Price Group, Inc.	(5,093)	(552,336)
Total		(2,735,999)
Consumer Finance (0.2)%
Credit Acceptance Corp.(a)	(735)	(397,687)
Upstart Holdings, Inc.(a)	(6,003)	(190,655)
Total		(588,342)
Financial Services (0.2)%
Edenred SE	(321)	(19,173)
Toast, Inc. Class A(a)	(27,370)	(486,365)
Total		(505,538)

Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance (0.7)%
Cincinnati Financial Corp.	(2,446)	(271,017)
Erie Indemnity Co., Class A	(575)	(198,852)
Kinsale Capital Group, Inc.	(487)	(193,616)
Legal & General Group PLC	(235,650)	(757,955)
Lemonade, Inc.(a)	(1,963)	(31,055)
RLI Corp.	(2,589)	(353,062)
Trupanion, Inc.(a)	(2,747)	(74,718)
Total		(1,880,275)
Mortgage Real Estate Investment Trusts (REITS) (0.2)%
Dynex Capital, Inc.	(51,148)	(626,052)
Total Financials		(12,503,643)
Health Care (2.9)%
Biotechnology (1.0)%
Alnylam Pharmaceuticals, Inc.(a)	(5,112)	(883,916)
Argenx SE(a)	(850)	(320,987)
Ascendis Pharma A/S ADR(a)	(1,202)	(156,176)
Celldex Therapeutics, Inc.(a)	(3,944)	(138,908)
Karuna Therapeutics, Inc.(a)	(652)	(204,350)
Madrigal Pharmaceuticals, Inc.(a)	(655)	(141,945)
MoonLake Immunotherapeutics(a)	(1,477)	(82,535)
Myriad Genetics, Inc.(a)	(9,044)	(193,451)
Recursion Pharmaceuticals, Inc., Class A(a)	(15,306)	(144,029)
Rhythm Pharmaceuticals, Inc.(a)	(3,265)	(144,019)
StemRIM, Inc.(a)	(11,200)	(41,365)
TG Therapeutics, Inc.(a)	(8,146)	(132,291)
Twist Bioscience Corp.(a)	(4,081)	(132,224)
Total		(2,716,196)
Health Care Equipment & Supplies (0.6)%
Ambu A/S(a)	(7,151)	(118,614)
Asahi Intecc Co., Ltd.	(38,900)	(739,135)
Insulet Corp.(a)	(729)	(139,144)
Neogen Corp.(a)	(8,032)	(124,496)
Olympus Corp.	(21,000)	(310,877)
Tandem Diabetes Care, Inc.(a)	(5,932)	(135,250)
Total		(1,567,516)
Health Care Providers & Services (0.0)%
Guardant Health, Inc.(a)	(4,805)	(105,374)
Multi-Manager Directional Alternative Strategies Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2024 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Technology (0.1)%
Definitive Healthcare Corp.(a)	(16,541)	(140,598)
Doximity, Inc., Class A(a)	(4,741)	(127,770)
Total		(268,368)
Life Sciences Tools & Services (0.1)%
Oxford Nanopore Technologies PLC(a)	(75,685)	(153,753)
Pharmaceuticals (1.1)%
Cassava Sciences, Inc.(a)	(4,220)	(101,069)
Catalent, Inc.(a)	(1,554)	(80,248)
Corcept Therapeutics, Inc.(a)	(4,816)	(101,618)
Daiichi Sankyo Co., Ltd.	(35,000)	(1,047,866)
Eisai Co., Ltd.	(19,500)	(918,229)
Intra-Cellular Therapies, Inc.(a)	(2,258)	(152,054)
Kyowa Hakko Kirin Co., Ltd.	(600)	(9,451)
Nippon Shinyaku Co., Ltd.	(3,600)	(127,181)
Phathom Pharmaceuticals, Inc.(a)	(18,874)	(126,456)
Pliant Therapeutics, Inc.(a)	(19,008)	(340,623)
Revance Therapeutics, Inc.(a)	(10,622)	(53,429)
Total		(3,058,224)
Total Health Care		(7,869,431)
Industrials (3.3)%
Aerospace & Defense (0.4)%
Airbus Group SE	(776)	(123,606)
Boeing Co. (The)(a)	(3,523)	(743,494)
Kratos Defense & Security Solutions, Inc.(a)	(8,974)	(151,930)
Virgin Galactic Holdings, Inc.(a)	(73,953)	(131,636)
Total		(1,150,666)
Building Products (0.1)%
Hayward Holdings, Inc.(a)	(24,080)	(301,482)
Commercial Services & Supplies (0.1)%
Montrose Environmental Group, Inc.(a)	(9,915)	(289,617)
Construction & Engineering (0.0)%
Ferrovial SE	(2,771)	(105,673)
Electrical Equipment (0.9)%
Ballard Power Systems, Inc.(a)	(42,201)	(138,112)
Enovix Corp.(a)	(6,836)	(63,643)
Freyr Battery, Inc.(a)	(56,117)	(75,758)

Common Stocks (continued)
Issuer	Shares	Value ($)
FuelCell Energy, Inc.(a)	(121,797)	(146,156)
Furukawa Electric Co., Ltd.	(28,000)	(509,333)
Generac Holdings, Inc.(a)	(3,163)	(359,538)
ITM Power PLC(a)	(135,202)	(101,917)
Nidec Corp.	(6,300)	(234,970)
PowerCell Sweden AB(a)	(15,451)	(60,278)
Regal Rexnord Corp.	(4,002)	(534,107)
Vestas Wind Systems A/S(a)	(3,437)	(96,906)
Total		(2,320,718)
Machinery (1.1)%
Husqvarna AB	(74,886)	(582,531)
Kornit Digital Ltd.(a)	(15,688)	(268,422)
Oshkosh Corp.	(5,901)	(649,700)
Proto Labs, Inc.(a)	(14,635)	(528,177)
Terex Corp.	(5,781)	(355,127)
VAT Group AG	(1,403)	(653,138)
Total		(3,037,095)
Passenger Airlines (0.1)%
Joby Aviation, Inc.(a)	(29,451)	(160,802)
Professional Services (0.4)%
Dayforce, Inc.(a)	(3,346)	(232,614)
Exponent, Inc.	(3,632)	(320,306)
ManpowerGroup, Inc.	(2,644)	(196,026)
NV5 Global, Inc.(a)	(2,257)	(236,737)
Total		(985,683)
Trading Companies & Distributors (0.1)%
Beijer Ref AB	(31,441)	(428,069)
Transportation Infrastructure (0.1)%
Atlas Arteria Ltd.	(70,207)	(247,508)
Total Industrials		(9,027,313)
Information Technology (2.1)%
Electronic Equipment, Instruments & Components (0.4)%
Cognex Corp.	(10,369)	(374,736)
MicroVision, Inc.(a)	(62,123)	(147,853)
Novanta, Inc.(a)	(2,777)	(429,185)
Total		(951,774)

Multi-Manager Directional Alternative Strategies Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2024 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services (0.1)%
Amdocs Ltd.	(2,699)	(247,444)
MongoDB, Inc.(a)	(101)	(40,453)
Total		(287,897)
Semiconductors & Semiconductor Equipment (0.6)%
Advantest Corp.	(12,200)	(485,534)
Entegris, Inc.	(6,226)	(732,800)
GCL Technology Holdings Ltd.	(1,946,000)	(223,912)
Wolfspeed, Inc.(a)	(7,730)	(251,612)
Total		(1,693,858)
Software (1.0)%
Blackline, Inc.(a)	(7,178)	(421,205)
Jamf Holding Corp.(a)	(26,275)	(487,138)
Palantir Technologies, Inc., Class A(a)	(75,191)	(1,209,823)
Unity Software, Inc.(a)	(17,812)	(577,109)
Total		(2,695,275)
Total Information Technology		(5,628,804)
Materials (1.4)%
Chemicals (0.6)%
Albemarle Corp.	(1,808)	(207,450)
Covestro AG(a)	(294)	(15,525)
Croda International PLC	(3,426)	(207,364)
Ganfeng Lithium Group Co., Ltd., Class H	(51,800)	(138,374)
PureCycle Technologies, Inc.(a)	(84,032)	(329,405)
Sumitomo Chemical Co., Ltd.	(92,300)	(217,328)
Symrise AG	(3,466)	(357,600)
Total		(1,473,046)
Metals & Mining (0.8)%
De Grey Mining Ltd.(a)	(143,122)	(113,894)
Filo Corp.(a)	(11,000)	(169,117)
Ivanhoe Mines Ltd., Class A(a)	(74,600)	(782,927)
Lithium Americas Argentina Corp.(a)	(6,100)	(27,042)
Lynas Rare Earths Ltd.(a)	(32,275)	(122,719)
Mineral Resources Ltd.	(11,224)	(432,896)
MP Materials Corp.(a)	(15,039)	(237,767)
Pan American Silver Corp.	(25,300)	(342,489)
Total		(2,228,851)
Total Materials		(3,701,897)

Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate (1.6)%
Diversified REITs (0.1)%
Nomura Real Estate Master Fund, Inc.	(190)	(207,910)
Industrial REITs (0.1)%
Segro PLC	(29,018)	(322,276)
Office REITs (0.2)%
Gecina SA	(2,065)	(227,742)
SL Green Realty Corp.	(6,356)	(285,702)
Total		(513,444)
Real Estate Management & Development (0.9)%
CBRE Group, Inc.(a)	(4,672)	(403,240)
CoStar Group, Inc.(a)	(892)	(74,464)
Fastighets AB Balder, Class B(a)	(26,860)	(178,278)
Howard Hughes Holdings, Inc.(a)	(5,109)	(409,129)
LEG Immobilien SE(a)	(614)	(50,950)
Sagax AB, Class B	(41,165)	(1,000,364)
Seritage Growth Properties, Class A(a)	(11,312)	(103,505)
Zillow Group, Inc., Class C(a)	(2,579)	(146,590)
Total		(2,366,520)
Residential REITs (0.1)%
Camden Property Trust	(1,978)	(185,616)
Mid-America Apartment Communities, Inc.	(1,874)	(236,836)
Total		(422,452)
Retail REITs (0.1)%
Unibail-Rodamco-Westfield(a)	(2,639)	(188,965)
Specialized REITs (0.1)%
Digital Realty Trust, Inc.	(1,247)	(175,153)
Total Real Estate		(4,196,720)
Total Common Stocks (Proceeds $67,775,289)		(64,465,722)

Preferred Stocks (0.1)%
Issuer	Shares	Value ($)
Consumer Discretionary (0.1)%
Automobiles (0.1)%
Porsche Automobil Holding SE	(3,959)	(197,649)
Total Consumer Discretionary		(197,649)
Total Preferred Stocks (Proceeds $198,996)		(197,649)
Multi-Manager Directional Alternative Strategies Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2024 (Unaudited)

Warrants (0.0)%
Issuer	Shares	Value ($)
Health Care (0.0)%
Pharmaceuticals (0.0)%
Cassava Sciences, Inc.(a)	(1,449)	(10,071)
Total Health Care		(10,071)
Total Warrants (Proceeds $15,435)		(10,071)
Total Investments in Securities Sold Short (Proceeds $67,989,720)		(64,673,442)
Total Investments in Securities, Net of Securities Sold Short		208,139,115
Other Assets & Liabilities, Net		61,407,006
Net Assets		269,546,121
At January 31, 2024, securities and/or cash totaling $134,404,696 were pledged as collateral.
Investments in derivatives
Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Restaurant Brands International, Inc.	Morgan Stanley	USD	(242,048)	(31)	75.00	2/16/2024	(9,051)	(11,935)
Ross Stores, Inc.	Morgan Stanley	USD	(224,448)	(16)	135.00	2/16/2024	(7,312)	(10,080)
Total							(16,363)	(22,015)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with investments sold short and/or derivative contracts.
(c)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At January 31, 2024, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.

(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at January 31, 2024.
(f)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended January 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.541%
	33,247,325	245,722,751	(230,116,222)	5,398	48,859,252	(3,743)	1,582,712	48,869,026
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Multi-Manager Directional Alternative Strategies Fund  | Third Quarter Report 2024

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3QT284_04_P01_(03/24)